Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses
Corporate development and investor relations	$ 711,506	$ 1,274,632
Depreciation	813,654	940,208
Exploration and evaluation expenditures	52,563,340	94,038,277
Office and sundry	779,138	798,198
Professional fees	1,332,556	1,652,312
Salaries and consulting	2,612,010	2,499,578
Share-based compensation	889,045	1,410,563
Transfer agent and regulatory fees	446,384	635,848
Travel	169,291	217,954
Loss from operating activities	(60,316,924)	(103,467,570)
Other income (expenses)
Settlement of flow-through share premium	12,426,322	22,932,528
Foreign exchange gain	224,286	101,959
Gain on sale of exploration and evaluation assets		4,217,935
Loss from equity investment	(1,306,722)	(795,995)
Loss on dilution of equity investment	(28,772)
Impairment of equity investment		(1,000,237)
Loss on disposal of property and equipment		(5,928)
Part XII.6 tax	(928,769)	(584,120)
Revaluation of secured notes	140,786	33,599
Impairment of exploration and evaluation assets		(8,000)
Interest expense	(25,105)	(27,119)
Interest income	2,869,403	2,791,248
Realized losses on disposal of investments	(380,877)
Unrealized losses on investments	(1,191,882)	(4,079,063)
Settlement of legal claim	(1,750,100)
Total	10,048,570	23,576,807
Loss and comprehensive loss for the year	$ (50,268,354)	$ (79,890,763)
Loss per share - basic	$ (0.26)	$ (0.45)
Loss per share - diluted	$ (0.26)	$ (0.45)
Weighted average number of common shares outstanding - basic	194,032,544	178,363,103
Weighted average number of common shares outstanding - diluted	194,032,544	178,363,103